Deferred Charges, net	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$178,700
Additions	1,489,981
Amortization	(592,855)
Balance December 31, 2024	$1,075,826
Additions	1,624,527
Amortization	(1,000,970)
Balance December 31, 2025	$1,699,383

During the year ended December 31, 2024, the M/T Wonder Mimosa initiated and completed its scheduled dry-dock. As discussed in Note 3(c), the dry docking amounts of LPG Dream Syrax and LPG Dream Terrax were recognized by the Company at the historical carrying amount recorded by Toro as of the date of transfer. The LPG Dream Syrax and LPG Dream Terrax completed their scheduled dry-dock repairs in the second and third quarter of 2025, respectively.